Net Loss Per Share (Details) - Schedule of Antidilutive and Reduce the Net Loss Per Common Stock - shares	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Series A preferred stock			4,646,698	4,646,698
Public and private warrants	10,378,750	10,378,750
Assumed warrants	258,652		1,905,853
Assumed options	2,239,881	2,965,500	2,965,500	2,965,500
Total antidilutive shares	12,877,283	15,250,103	24,088,202	16,277,693
2021 Bridge Debentures [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Bridge Debentures			6,759,642	6,759,642
2022 Bridge Debentures [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Bridge Debentures			7,810,509